Summary of significant accounting policies (Details) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($)	Dec. 31, 2021 segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2018
Summary of significant accounting policies
Weighted average lessee's incremental borrowing rate					5.00%
Allocated corporate center costs | $	$ 9		$ 27	$ 22
Shared divisional costs | $				$ 15
Number of operating segments | segment		2
Number of reportable segments | segment		2